Other Long-Term Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Long-Term Liabilities
Other Long-Term Liabilities

Other long-term liabilities consist of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Deferred IPO fees	$—	$738
Long-term tax liabilities	107	301
Contingent loss for research and development tax credits	3,055	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	—	5,912
One SRL call option (see Note 11)	2,040	1,545
Total other long-term liabilities	$5,202	$11,729

	At December 31,
	2020	2019
Deferred IPO fees	$738	$738
Long-term tax liabilities	301	156
Contingent loss for research and development tax credits	3,233	2,956
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	5,912	5,274
Contingent call option for investment in related party (see Note 11)	1,545	—
Deferred credit (see Note 11)	—	1,230
Capital lease obligations	—	7
Total other long-term liabilities	$11,729	$10,361